ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	September 30,	December 31,
	2013	2012
Accrued compensation and benefits	$780	$958
Accrued research and development	56	100
Accrued other	205	234
Total accrued expenses	$1,041	$1,292

NOTE 6 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	December 31, 2012	December 31, 2011
Accrued compensation and benefits	$958	$674
Accrued research and development	100	-
Accrued other	234	54
Total accrued expenses	$1,292	$728